Equity (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 24, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Equity [Line Items]
Share repurchase programs, description		The amount shown in “Total outstanding shares” is net of treasury shares and Management shares (shares held by members of the Board of Directors, Fiscal Council, Audit Committee and Statutory Board of Executive Officers).
Increase in capital		R$ 3,000,000
Capital amounts		6,475	R$ 8,193
Reduction of reserves		379,771	499,780
Outstanding balance		R$ 2,324	1,216
Legal reserve, description		Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% of the Company’s net income at the end of each year, before any other allocation, is appropriated to a legal reserve, which cannot exceed 20% of the share capital account. The reserve, plus any capital reserve under item 1, of article 182, of Law No. 6404/76, cannot exceed 30% of the share capital account. The legal reserve is intended to preserve equity and may only be used to offset accumulated deficits and/or increase capital.
Supplemental dividends proposed	R$ 30,000
Dividends, description	This distribution is supported by Article 201 of Law No. 6.404/76, which permits the Company to pay dividends out of existing profit reserves.Consequently, the Investment and Expansion Reserve, which totaled R$ 394,687 on June 30, 2025, was reduced (i) by R$ 90,009 due to the absorption of the loss for the period and (ii) by R$ 30,000 due to the proposed dividend distribution, resulting in a total of R$ 274,678, as shown below:
Foreign exchange rate variation arising from the translation		R$ 21,908
Foreign exchange rate variation		(21,908)	(7,463)	R$ 54,768
Accumulated other comprehensive income		89,016	110,924
Loss for the years		(90,009)	138,019	R$ 226,867
Unchanged legal reserves		105,093
Capital		1,587,988	1,587,988
Terminated plans		4,300	R$ 1,976
Bottom of range [member]
Equity [Line Items]
Reduction of reserves		304,678
Top of range [member]
Equity [Line Items]
Reduction of reserves		R$ 394,687